1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Recent Accounting Pronouncements: Schedule of Impact of adopting ASU 2016-13 (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of Impact of adopting ASU 2016-13

	January 1, 2020
Assets	As Reported Under ASC 326	Pre-ASC 326 Adoption	Impact of ASC 326 Adoption
	(in 000’s)	(in 000’s)	(in 000’s)
Loans:
Live Checks	$ 88,442	$ --	$ 88,442
Premier Loans	85,252	-	85,252
Other Consumer Loans	563,560	-	563,560
Real Estate Loans	37,255	-	37,255
Sales Finance Contracts	70,019	-	70,019
Total Portfolio Level	-	844,528	(844,528)

Unearned Finance Charges	118,748	118,748	-
Unearned Insurance Premiums & Comm	57,620	57,620	-
Allowance for Credit Losses	55,158	53,000	2,158
Total Net	$ 613,002	$ 615,160	$ (2,158)

Equity:
Retained Earnings	$ 249,553	$ 251,711	$ (2,158)